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                    Lincoln Variable Insurance Products Trust

        Supplement Dated December 30, 2003 to Standard and Service Class
                         Prospectuses dated May 1, 2003
                        As supplemented October 10, 2003

                             Aggressive Growth Fund

At the direction of the Board of Trustees, the sub-advisory agreement between DMC and Putnam Investment Management, LLC ("Putnam") was terminated, effective December 31, 2003. Effective January 1, 2004, the sub-adviser for the Aggressive Growth Fund will be T. Rowe Price Associates, Inc., and all references to "Putnam" in the Fund's prospectus are deleted and are to be replaced with "T. Rowe Price Associates, Inc."

On Page GPD-1, the Aggressive Growth row in the table is deleted and is replaced with:

------------------------------------------------------------------------------------------------------------------------------
Fund                             Investment Adviser, Sub-Adviser, if any, and Portfolio Manager(s)
------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Fund           Adviser:  DMC (aggregate advisory fee paid for fiscal year ended December 31, 2002 was
                                 0.74% of the fund's average net assets).

                                 Sub-Adviser: T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, MD 21202.

                                 Portfolio Manager:  Donald J. Peters is chairman of a T. Rowe Price investment advisory committee for the Fund, responsible for day-to-day portfolio management. Mr. Peters has been a portfolio manager and quantitative analyst for T. Rowe Price since joining the firm in
                                 1993.  He holds a bachelor's degree in economics from Tulane University and an MBA from the Wharton School, University of Pennsylvania.
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

                          Global Asset Allocation Fund

At the direction of the Board of Trustees, the sub-advisory agreement between DMC and Putnam Investment Management, LLC ("Putnam") was terminated, effective December 31, 2003. Effective January 1, 2004, the sub-adviser for the Global Asset Allocation Fund will be UBS Global Asset Management (Americas) Inc., and all references to "Putnam" in the Fund's prospectus are deleted and are to be replaced with "UBS Global Asset Management (Americas) Inc."

On Page GAA-1, the phrase "computer-based" is deleted from the first sentence of the fourth paragraph. In the fifth paragraph on this page, the last sentence is deleted and is replaced with the following: "Currently, the fund is compared to a hypothetical benchmark constructed in the following manner: 40% - Russell 3000 Index; 22% - MSCI World Ex USA (Free) Index; 21% - Citigroup U.S. Broad Investment Grade Bond Index; 9% - Citigroup Non-U.S. World Government Bond Index; 3% - Merrill Lynch High Yield Cash Pay Index; 3% - MSCI Emerging Markets
(Free) Index; 2% - JP Morgan EMBI Global."

On Page GAA-2, the third paragraph under the Category Limits sub-heading is deleted.

On Page GPD-2, the Global Asset Allocation row in the table is deleted and is replaced with:

-----------------------------------------------------------------------------------------------------------------------
Fund                             Investment Adviser, Sub-Adviser, if any, and Portfolio Manager(s)
-----------------------------------------------------------------------------------------------------------------------
Global Asset Allocation Fund     Adviser:  DMC (aggregate advisory fee paid for fiscal year ended December 31, 2002 was
                                 0.74% of the fund's average net assets).

                                 Sub-Adviser: UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), One
                                 North Wacker Drive, Chicago, IL 60606

                                 Portfolio Manager: UBS Global AM's Investment Management Team. The Fund is managed by the asset allocation and currency team, but the full complement of UBS Global AM's investment professionals has an impact on this Fund as the assets are invested in seven autonomous investment strategies each with distinct management teams.
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